CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - ZAR (R) R in Millions		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenue		R 11,159.0	R 7,878.2	R 6,239.7
Cost of sales		(5,193.9)	(4,747.7)	(4,429.9)
Gross Profit from operating activities		5,965.1	3,130.5	1,809.8
Other income		9.4	0.0	2.0
Administration expenses and other costs		(232.7)	(213.8)	(199.3)
Loss on disposal of subsidiary		(4.8)	0.0	0.0
Results from operating activities		5,737.0	2,916.7	1,612.5
Finance income		245.5	223.8	280.8
Finance expense		(100.0)	(73.4)	(76.4)
Profit before tax		5,882.5	3,067.1	1,816.9
Income tax		(1,627.0)	(824.4)	(488.2)
Profit for the year	[1]	4,255.5	2,242.7	1,328.7
Items that will not be reclassified to profit or loss, net of tax
Net fair value adjustment on equity investments at fair value through other comprehensive income		242.2	139.1	11.7
Fair value adjustment on equity investments at fair value through other comprehensive income		244.4	139.8	11.8
Deferred tax thereon		(2.2)	(0.7)	(0.1)
Total other comprehensive income		242.2	139.1	11.7
Total comprehensive income		R 4,497.7	R 2,381.8	R 1,340.4
Earnings per share [abstract]
Basic earnings per share (in SA cents per share)		R 4.921	R 2.601	R 1.543
Diluted earnings per share (in SA cents per share)		R 4.892	R 2.589	R 1.535

[1]	2025: Included in profit for the year and total comprehensive income for the year is a loss from subsidiary held for sale of R2.1 million. Of this loss,
R1.0 million is attributable to non-controlling interest (“NCI”).